SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SAExploration Holdings, Inc. and its wholly-owned subsidiaries as well as the variable interest entity discussed in Note 12 in which the Corporation is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation. The consolidated financial statements of the Corporation have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Certain amounts in the consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flows for the year ended December 31, 2013 and notes to consolidated financial statements presented herein have been reclassified to conform to the current period presentation. These reclassifications had no effect on net loss, comprehensive income (loss), stockholders' equity (deficit), or cash flows.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates and assumptions include, but are not limited to, accounting for contracts in process, allowance for doubtful accounts, useful lives for depreciation and amortization purposes, valuation of property and equipment, valuation of goodwill and intangible assets, deferred income taxes and income tax uncertainties, share-based compensation, warrants, and contingencies. While management believes current estimates are reasonable and appropriate actual results could differ materially from current estimates.

Significant Risks and Uncertainties

The Corporation’s primary market risks include fluctuations in oil and gas commodity prices which affect demand for and pricing of services. Also, the Corporation conducts operations outside the United States, which exposes the Corporation to market risks from changes in exchange rates. All of the Corporation’s customers are involved in the oil and natural gas industry, which exposes the Corporation to credit risk because the customers may be similarly affected by changes in economic and industry conditions. Further, the Corporation generally provides services and extends credit to a relatively small group of key customers that account for a significant percentage of revenues and accounts receivable of the Corporation at any given time as discussed further in Note 14. Due to the nature of the Corporation’s contracts and customers’ projects, the largest customers can change from year to year and the largest customers in any year may not be indicative of the largest customers in any subsequent year. If any key customers were to terminate their contracts or fail to contract for future services due to changes in ownership or business strategy or for any other reason, the Corporation’s results of operations could be affected.

Cash and Cash Equivalents

The Corporation considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Corporation has cash in banks which may exceed insured limits established in the United States and foreign countries. The Corporation has not experienced any losses in such accounts and management believes it is not exposed to any significant credit risk on cash and cash equivalents. The Corporation conducts operations outside the United States, which exposes the Corporation to market risks from changes in exchange rates. As of December 31, 2014 and 2013, the balance of cash in subsidiaries outside of the United States totaled $5,032 and $13,962, respectively.

Restricted Cash

Restricted cash consists primarily of cash collateral for performance guarantees, letters of credit and customs bonds.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are uncollateralized obligations recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The cyclical nature of the Corporation’s industry may affect the Corporation’s customers’ operating performance and cash flows, which could impact the Corporation’s ability to collect on these obligations. Additionally, some of the Corporation’s customers are located in certain international areas that are inherently subject to economic, political and civil risks, which may impact the Corporation’s ability to collect receivables. Substantially all of the Corporation's accounts receivable at December 31, 2014 were from customers outside the United States. The Corporation maintains an allowance for doubtful accounts for estimated losses in its accounts receivable portfolio. It utilizes the specific identification method for establishing and maintaining the allowance for doubtful accounts. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Revenue Recognition

The Corporation’s services are provided under master service agreements that set forth the respective obligations of the Corporation and its customers. A supplemental agreement is entered into for each data acquisition project which sets forth the terms of the specific project including the right of either party to cancel on short notice. Customer contracts for services vary in terms and conditions. Contracts are either “turnkey” (fixed price) agreements that provide for a fixed fee per unit of measure, or “term” (variable price) agreements that provide for a fixed hourly, daily or monthly fee during the term of the project. Under turnkey agreements, the Corporation recognizes revenue based upon output measures as work is performed. This method requires that the Corporation recognize revenue based upon quantifiable measures of progress, such as square or linear kilometers surveyed or each unit of data recorded. Expenses associated with each unit of measure are immediately recognized. If it is determined that a contract will have a loss, the entire amount of the loss associated with the contract is immediately recognized. Revenue under a “term” contract is billed as the applicable rate is earned under the terms of the agreement. Under contracts that require the customer to pay separately for the mobilization of equipment, the Corporation recognizes such mobilization fees as revenue during the performance of the seismic data acquisition, using the same output measures as for the seismic work. To the extent costs have been incurred under service contracts for which the revenue has not yet been earned, those costs are deferred on the balance sheet within deferred costs on contracts until the revenue is earned, at which point the costs are recognized as cost of services over the life of the contract, or the Corporation determines the costs are not recoverable, at which time they are expensed.

The Corporation invoices customers for certain out-of-pocket expenses under the terms of the contracts. Amounts billed to customers are recorded in revenue at the gross amount including out-of-pocket expenses. The Corporation also utilizes subcontractors to perform certain services to facilitate the completion of customer contracts. The Corporation bills its customers for the cost of these subcontractors plus an administrative fee. The Corporation records amounts billed to its customers related to subcontractors at the gross amount and records the related cost of subcontractors as cost of services.

Sales taxes collected from customers and remitted to government authorities are accounted for on a net basis and are excluded from revenues in the consolidated statements of operations.

Deferred Revenue

Deferred revenue primarily represents amounts billed or payments received for services in advance of the services to be rendered over a future period or advance payments from customers related to equipment leasing. Deferred revenue of $187 and $7,927 at December 31, 2014 and 2013 consists primarily of advanced equipment leasing payments of $0 and $3,175, respectively, and payments related to mobilization and seismic services of $187 and $4,172, respectively.

Multiple-Element Arrangements

The Corporation evaluates each contract to determine if the contract is a multiple-element arrangement requiring different accounting treatments for varying components of the contract. If a contract is deemed to have separate units of accounting, the Corporation allocates arrangement consideration based on their relative selling price and the applicable revenue recognition criteria are considered separately for each of the separate units of accounting. The Corporation accounts for each contract element when the applicable criteria for revenue recognition have been met. During 2014 and 2013, the Corporation delivered both professional services and equipment under a lease arrangement. The equipment leased under the contracts is highly customized and specialized to perform specific surveying operations. The Corporation uses its best estimate of selling price when allocating multiple-element arrangement consideration. In estimating its selling price for the leased equipment, the Corporation considers the cost to acquire the equipment, the profit margin for similar arrangements, customer demand, effect of competitors on the Corporation’s equipment, and other market constraints.

Lease Income

As a result of the terms of its contracts, the Corporation may bill for the use of its equipment as part of the billing for its services. One of the Corporation’s contracts with a customer had such unique equipment needs that the equipment was separately listed and a composite rate established for all the equipment in the service contract. This contract reserves the use of this equipment solely for the customer for the first three years ending in 2014. The carrying value of leased equipment included in property and equipment as of December 31, 2014 and 2013 was $0 and $21,692, net of accumulated depreciation of $0 and $9,215, respectively. Equipment fee income, included in revenue, as a result of this contract was $3,175 and $8,184 for the years ended December 31, 2014 and 2013, respectively.

Leases as Lessee

The Corporation leases certain equipment and vehicles under lease agreements. The Corporation evaluates each lease to determine its appropriate classification as an operating or capital lease for financial reporting purposes. Any lease that does not meet the criteria for a capital lease is accounted for as an operating lease. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent. The assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair market value of the related assets. Assets under capital leases are amortized using the straight-line method over the initial lease term. Amortization of assets under capital leases is included in depreciation expense.

Property and Equipment

Property and equipment is capitalized at historical cost and depreciated over the useful life of the asset. Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets or the lesser of the lease term, as applicable. Management’s estimate of this useful life is based on circumstances that exist in the seismic industry and information available at the time of the purchase of the asset. Useful lives and residual values of property and equipment are reviewed on an ongoing basis considering the effect of events or changes in circumstances. Repairs and maintenance, which are not considered betterments and do not extend the useful life of the property, are charged to expense as incurred. When property and equipment are retired or otherwise disposed of the asset and accumulated depreciation or amortization are removed from the accounts and the resulting gain or loss is reflected in selling, general and administrative expenses.

Long-Lived Assets

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Corporation first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment loss is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No long-lived assets were required to be tested for impairment during either 2014 or 2013.

Goodwill

Goodwill represents the excess of purchase price over the fair value of the net assets acquired in the 2011 Datum Exploration Ltd. acquisition. All of the Corporation’s goodwill resides in its Canadian operations reporting unit ("Reporting Unit"). Changes in the carrying value of goodwill since 2011 are the result of foreign currency translation adjustments.

The Corporation is required to evaluate the carrying value of its goodwill at least annually for impairment, or more frequently if facts and circumstances indicate that it is more likely than not impairment has occurred. The Corporation first performs a qualitative assessment by evaluating relevant events or circumstances to determine whether it is more likely than not that the fair value of the Reporting Unit exceeds its carrying amount. If the Corporation is unable to conclude qualitatively that it is more likely than not that the Reporting Unit’s fair value exceeds its carrying value, it will then apply a two-step quantitative assessment.

First, the fair value of the Reporting Unit is compared to its carrying value. If the fair value exceeds the carrying value, goodwill is not impaired and no further testing is performed. The second step is performed if the carrying value exceeds the fair value. The implied fair value of the Reporting Unit’s goodwill must be determined and compared to the carrying value of the goodwill. If the carrying value of the Reporting Unit’s goodwill exceeds its implied fair value, an impairment loss equal to the difference will be recorded. The Corporation’s 2014 and 2013 evaluations of goodwill concluded that it was not impaired.

In determining the fair value of the Reporting Unit, the Corporation relied on the Income Approach and the Market Approach. Under the Income Approach, the fair value of a business unit is based on the discounted cash flows it can be expected to generate over its remaining life. The estimated cash flows are converted to their present value equivalent using an appropriate rate of return. Under the Market Approach, the fair value of the business is based on the Guideline Public Company (“GPC”) methodology using guideline public companies whose stocks are actively traded that were considered similar to the Corporation as of the valuation date. Valuation multiples for the GPCs were determined as of the valuation date and were applied to the Reporting Unit’s operating results to arrive at an estimate of value.

Intangible Assets

Intangible assets represent customer relationships recorded at cost in connection with the 2011 Datum Exploration Ltd. acquisition. Intangible assets are amortized over their estimated useful lives of 13 years and recorded in selling, general and administrative expense.

Deferred Loan Issuance Costs

Deferred loan issuance costs are amortized over the term of the debt and recorded in interest expense using the effective interest method.

Income Taxes

Income taxes are accounted for under the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  This method also requires the recognition of future tax benefits for net operating loss (“NOL”) carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date.  The deferred tax asset is reduced by a valuation allowance if, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Corporation's methodology for recording income taxes requires judgment regarding assumptions and the use of estimates, including the valuation of deferred tax assets, which can create a variance between actual results and estimates and could have a material impact on the provision or benefit for income taxes. In certain foreign jurisdictions, the local income tax rate may exceed the U.S. or Canadian statutory rates, and in many of those cases the Corporation receives a foreign tax credit for U.S. or Canadian purposes. In other foreign jurisdictions, the local income tax rate may be less than the U.S. or Canadian statutory rates. In other foreign jurisdictions the Corporation may be subject to a tax on revenues when the amount of tax liability would exceed that computed on net income before tax in the jurisdiction and, in such cases, the tax is treated as an income tax for accounting purposes.

The Corporation is required to file income tax returns in the United States (federal) and in various state and local jurisdictions, as well as in international jurisdictions. Uncertain tax positions and the related interest and penalties are provided for based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. Based on the Corporation’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Corporation’s current financial statements.

Foreign Exchange Gains and Losses

The Corporation conducts operations outside the United States, which exposes the Corporation to market risks from changes in foreign exchange rates. The Corporation’s reporting currency is the U.S. dollar (“USD”). For foreign subsidiaries and branches using local currency as their functional currency, assets and liabilities are translated at exchange rates in effect at the balance sheet dates. Revenues and expenses of these foreign subsidiaries are translated at average exchange rates for the period. Equity is translated at historical rates, and the resulting cumulative foreign currency translation adjustments resulting from this process are reported as a component of accumulated other comprehensive income (loss), net of income taxes. Therefore, the USD value of these items in the financial statements fluctuates from period to period, depending on the value of the USD against these functional currencies. The foreign subsidiaries and branches using USD as their functional currency are Bolivia, Peru, Malaysia and Singapore.

Exchange gains and losses arising from transactions denominated in a currency other than the functional currency of the entity involved are included in the consolidated statements of operations as foreign exchange gain (losses). For the foreign subsidiaries and branches using USD as their functional currency, any local currency operations are re-measured to USD. The re-measurement of these operations is included in the consolidated statements of operations as foreign exchange gain (loss).
Share-Based Compensation

The Corporation records the grant date fair value of share-based compensation arrangements as compensation cost using a straight-line method over the service period.

Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources, are recorded when it is probable that a liability has been incurred and the amount of the assessment and remediation can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Comprehensive Income

Comprehensive income includes net income (loss) as currently reported and also considers the effect of additional economic events that are not required to be recorded in determining net income but rather reported as a separate component of stockholders’ equity. The Corporation reports foreign currency translation gains and losses as a component of other comprehensive income (loss). Foreign currency translation gains and losses are not presented net of income taxes because the earnings of the foreign subsidiaries are considered permanently invested abroad and therefore not subject to income taxes or the income tax benefit of foreign currency translation losses would be offset by a valuation allowance.

Variable Interest Entities

The Corporation evaluates its joint venture and other entities in which it has a variable interest (a “VIE”), to determine if it has a controlling financial interest and is required to consolidate the entity as a result. The reporting entity with a controlling financial interest in the VIE will have both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb the losses of the VIE that could potentially be significant to the VIE or the right to receive benefit from the VIE that could potentially be significant to the VIE. See the discussion on the Corporation’s joint venture in Note 12.

Fair Value Measurements

The Corporation has certain assets and liabilities that are required to be measured and disclosed at fair value in accordance with GAAP. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. When an asset or liability is required to be measured at fair value, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs using a fair value hierarchy as follows:

Level 1: Observable inputs such as quoted prices for identical assets or liabilities in active markets.

Level 2: Observable inputs other than quoted prices that are directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets; quoted prices for similar or identical assets or liabilities in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions. Measurement is based on prices or valuation models requiring inputs that are both significant to the fair value measurement and supported by little or no market activity.

The Corporation’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other current assets, accounts payable and accrued liabilities. Due to their short-term maturities, the carrying amounts of these financial instruments approximate fair value at the respective balance sheet dates. The Corporation's financial instruments also include various issuances of notes payable. As of December 31, 2014 and 2013, the Corporation’s notes payable, with the exception at December 31, 2013 of the notes payable to related parties – Former SAE stockholders discussed below, are recorded at historical cost net of applicable discounts.

GAAP provides a fair value option election that allows companies an irrevocable election to use fair value as the initial and subsequent accounting measurement attribute for certain financial assets and liabilities. Entities are permitted to elect to measure eligible financial assets and liabilities at fair value on an ongoing basis. Changes in the fair value of items for which the fair value option has been elected are reported in earnings. The decision to elect the fair value option is determined on an instrument-by-instrument basis, which must be applied to an entire instrument, and not only specified risks, specific cash flows, or portions of that instrument, and is irrevocable once elected. Assets and liabilities measured at fair value are required to be reported separately from those instruments measured using another accounting method.

At December 31, 2013, notes payable to related parties – Former SAE stockholders were measured at fair value on a recurring basis. After their repayment in July 2014 and as of December 31, 2014, the Corporation does not have financial assets and liabilities measured at fair value on a recurring basis.

The Corporation's non-financial assets include goodwill, property and equipment, and other intangible assets, which are classified as Level 3 assets. These assets are measured at fair value on a nonrecurring basis as part of the Corporation's impairment assessments and as circumstances require.

Reportable Segment

The chief operating decision maker regularly reviews financial data by country to assess performance and allocate resources, resulting in the conclusion that each country in which it operates represents a reporting unit. To determine its reportable segments, the Corporation evaluated whether and to what extent the reporting units should be aggregated. The evaluation included consideration of each reporting unit's services, types of customers, methods used to provide its services, and regulatory environment. The Corporation determined that its reporting units sold similar types of seismic data contract services to similar types of major non-U.S. and government owned/controlled oil and gas customers operating in a global market. The Corporation concluded that its seismic data contract services operations comprise one single reportable segment.

Recently Issued Accounting Pronouncements

Revenue Recognition

In May 2014, the Financial Accounting Standards Board ("FASB") issued new guidance intended to change the criteria for recognition of revenue. The new guidance establishes a single revenue recognition model for all contracts with customers, eliminates industry specific requirements and expands disclosure requirements. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principal, an entity should apply the following five steps: (1) identify contracts with customers, (2) identify the performance obligations in the contracts, (3) determine the transaction price, (4) allocate the transaction price to the performance obligation in the contract, and (5) recognize revenue as the entity satisfies performance obligations. The amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Corporation is currently evaluating what impact adoption of this guidance would have on its financial position, results of operations, cash flows and disclosures.

Share-Based Compensation

In June 2014, the FASB issued amended guidance on the accounting for certain share-based employee compensation awards. The amended guidance applies to share-based employee compensation awards that include a performance target that affects vesting when the performance target can be achieved after the requisite service period. These targets are to be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award and compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved. The amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Corporation does not expect adoption will have a material impact on its financial position, results of operations, cash flows or disclosures.

Going Concern

In August 2014, the FASB issued guidance on disclosures of uncertainties about an entity's ability to continue as a going concern. The guidance requires management's evaluation of whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued. This assessment must be made in connection with preparing financial statements for each annual and interim reporting period. Management's evaluation should be based on the relevant conditions and events that are known and reasonably knowable at the date the financial statements are issued. If conditions or events raise substantial doubt about the entity's ability to continue as a going concern, but this doubt is alleviated by management's plans, the entity should disclose information that enables the reader to understand what the conditions or events are, management's evaluation of those conditions or events and management's plans that alleviate that substantial doubt. If conditions or events raise substantial doubt and the substantial doubt is not alleviated, the entity must disclose this in the footnotes. The entity must also disclose information that enables the reader to understand what the conditions or events are, management's evaluation of those conditions or events and management's plans that are intended to alleviate that substantial doubt. The amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2016. The Corporation does not expect adoption will have a material impact on its financial position, results of operations, cash flows or disclosures.

Consolidation

In February 2015, the FASB issued amended guidance on the consolidation of legal entities including limited partnerships and limited liability corporations. The guidance modifies the consolidation models to be analyzed in determining whether a reporting entity should consolidate certain types of legal entities. The guidance must be applied using one of two retrospective application methods and will be effective for fiscal years beginning after December 15, 2015 and for interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The Corporation does not expect adoption will have a material impact on its financial position, results of operations, cash flows or disclosures.

Principles of consolidation
Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SAExploration Holdings, Inc. and its wholly-owned subsidiaries as well as the variable interest entity discussed in Note 12 in which the Corporation is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation. The consolidated financial statements of the Corporation have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Certain amounts in the consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flows for the year ended December 31, 2013 and notes to consolidated financial statements presented herein have been reclassified to conform to the current period presentation. These reclassifications had no effect on net loss, comprehensive income (loss), stockholders' equity (deficit), or cash flows.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates and assumptions include, but are not limited to, accounting for contracts in process, allowance for doubtful accounts, useful lives for depreciation and amortization purposes, valuation of property and equipment, valuation of goodwill and intangible assets, deferred income taxes and income tax uncertainties, share-based compensation, warrants, and contingencies. While management believes current estimates are reasonable and appropriate actual results could differ materially from current estimates.

Significant Risks and Uncertainties
Significant Risks and Uncertainties

The Corporation’s primary market risks include fluctuations in oil and gas commodity prices which affect demand for and pricing of services. Also, the Corporation conducts operations outside the United States, which exposes the Corporation to market risks from changes in exchange rates. All of the Corporation’s customers are involved in the oil and natural gas industry, which exposes the Corporation to credit risk because the customers may be similarly affected by changes in economic and industry conditions. Further, the Corporation generally provides services and extends credit to a relatively small group of key customers that account for a significant percentage of revenues and accounts receivable of the Corporation at any given time as discussed further in Note 14. Due to the nature of the Corporation’s contracts and customers’ projects, the largest customers can change from year to year and the largest customers in any year may not be indicative of the largest customers in any subsequent year. If any key customers were to terminate their contracts or fail to contract for future services due to changes in ownership or business strategy or for any other reason, the Corporation’s results of operations could be affected.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Corporation considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Corporation has cash in banks which may exceed insured limits established in the United States and foreign countries. The Corporation has not experienced any losses in such accounts and management believes it is not exposed to any significant credit risk on cash and cash equivalents. The Corporation conducts operations outside the United States, which exposes the Corporation to market risks from changes in exchange rates. As of December 31, 2014 and 2013, the balance of cash in subsidiaries outside of the United States totaled $5,032 and $13,962, respectively.

Restricted Cash	Restricted Cash Restricted cash consists primarily of cash collateral for performance guarantees, letters of credit and customs bonds.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are uncollateralized obligations recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The cyclical nature of the Corporation’s industry may affect the Corporation’s customers’ operating performance and cash flows, which could impact the Corporation’s ability to collect on these obligations. Additionally, some of the Corporation’s customers are located in certain international areas that are inherently subject to economic, political and civil risks, which may impact the Corporation’s ability to collect receivables. Substantially all of the Corporation's accounts receivable at December 31, 2014 were from customers outside the United States. The Corporation maintains an allowance for doubtful accounts for estimated losses in its accounts receivable portfolio. It utilizes the specific identification method for establishing and maintaining the allowance for doubtful accounts. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Revenue Recognition
Revenue Recognition

The Corporation’s services are provided under master service agreements that set forth the respective obligations of the Corporation and its customers. A supplemental agreement is entered into for each data acquisition project which sets forth the terms of the specific project including the right of either party to cancel on short notice. Customer contracts for services vary in terms and conditions. Contracts are either “turnkey” (fixed price) agreements that provide for a fixed fee per unit of measure, or “term” (variable price) agreements that provide for a fixed hourly, daily or monthly fee during the term of the project. Under turnkey agreements, the Corporation recognizes revenue based upon output measures as work is performed. This method requires that the Corporation recognize revenue based upon quantifiable measures of progress, such as square or linear kilometers surveyed or each unit of data recorded. Expenses associated with each unit of measure are immediately recognized. If it is determined that a contract will have a loss, the entire amount of the loss associated with the contract is immediately recognized. Revenue under a “term” contract is billed as the applicable rate is earned under the terms of the agreement. Under contracts that require the customer to pay separately for the mobilization of equipment, the Corporation recognizes such mobilization fees as revenue during the performance of the seismic data acquisition, using the same output measures as for the seismic work. To the extent costs have been incurred under service contracts for which the revenue has not yet been earned, those costs are deferred on the balance sheet within deferred costs on contracts until the revenue is earned, at which point the costs are recognized as cost of services over the life of the contract, or the Corporation determines the costs are not recoverable, at which time they are expensed.

The Corporation invoices customers for certain out-of-pocket expenses under the terms of the contracts. Amounts billed to customers are recorded in revenue at the gross amount including out-of-pocket expenses. The Corporation also utilizes subcontractors to perform certain services to facilitate the completion of customer contracts. The Corporation bills its customers for the cost of these subcontractors plus an administrative fee. The Corporation records amounts billed to its customers related to subcontractors at the gross amount and records the related cost of subcontractors as cost of services.

Sales taxes collected from customers and remitted to government authorities are accounted for on a net basis and are excluded from revenues in the consolidated statements of operations.

Deferred Revenue
Deferred Revenue

Deferred revenue primarily represents amounts billed or payments received for services in advance of the services to be rendered over a future period or advance payments from customers related to equipment leasing. Deferred revenue of $187 and $7,927 at December 31, 2014 and 2013 consists primarily of advanced equipment leasing payments of $0 and $3,175, respectively, and payments related to mobilization and seismic services of $187 and $4,172, respectively.

Multiple-Element Arrangements
Multiple-Element Arrangements

The Corporation evaluates each contract to determine if the contract is a multiple-element arrangement requiring different accounting treatments for varying components of the contract. If a contract is deemed to have separate units of accounting, the Corporation allocates arrangement consideration based on their relative selling price and the applicable revenue recognition criteria are considered separately for each of the separate units of accounting. The Corporation accounts for each contract element when the applicable criteria for revenue recognition have been met. During 2014 and 2013, the Corporation delivered both professional services and equipment under a lease arrangement. The equipment leased under the contracts is highly customized and specialized to perform specific surveying operations. The Corporation uses its best estimate of selling price when allocating multiple-element arrangement consideration. In estimating its selling price for the leased equipment, the Corporation considers the cost to acquire the equipment, the profit margin for similar arrangements, customer demand, effect of competitors on the Corporation’s equipment, and other market constraints.

Leases as Lessee
Lease Income

As a result of the terms of its contracts, the Corporation may bill for the use of its equipment as part of the billing for its services. One of the Corporation’s contracts with a customer had such unique equipment needs that the equipment was separately listed and a composite rate established for all the equipment in the service contract. This contract reserves the use of this equipment solely for the customer for the first three years ending in 2014. The carrying value of leased equipment included in property and equipment as of December 31, 2014 and 2013 was $0 and $21,692, net of accumulated depreciation of $0 and $9,215, respectively. Equipment fee income, included in revenue, as a result of this contract was $3,175 and $8,184 for the years ended December 31, 2014 and 2013, respectively.

Leases as Lessee

The Corporation leases certain equipment and vehicles under lease agreements. The Corporation evaluates each lease to determine its appropriate classification as an operating or capital lease for financial reporting purposes. Any lease that does not meet the criteria for a capital lease is accounted for as an operating lease. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent. The assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair market value of the related assets. Assets under capital leases are amortized using the straight-line method over the initial lease term. Amortization of assets under capital leases is included in depreciation expense.

Property and Equipment
Property and Equipment

Property and equipment is capitalized at historical cost and depreciated over the useful life of the asset. Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets or the lesser of the lease term, as applicable. Management’s estimate of this useful life is based on circumstances that exist in the seismic industry and information available at the time of the purchase of the asset. Useful lives and residual values of property and equipment are reviewed on an ongoing basis considering the effect of events or changes in circumstances. Repairs and maintenance, which are not considered betterments and do not extend the useful life of the property, are charged to expense as incurred. When property and equipment are retired or otherwise disposed of the asset and accumulated depreciation or amortization are removed from the accounts and the resulting gain or loss is reflected in selling, general and administrative expenses.

Long-Lived Assets
Long-Lived Assets

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Corporation first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment loss is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No long-lived assets were required to be tested for impairment during either 2014 or 2013.

Goodwill
Goodwill

Goodwill represents the excess of purchase price over the fair value of the net assets acquired in the 2011 Datum Exploration Ltd. acquisition. All of the Corporation’s goodwill resides in its Canadian operations reporting unit ("Reporting Unit"). Changes in the carrying value of goodwill since 2011 are the result of foreign currency translation adjustments.

The Corporation is required to evaluate the carrying value of its goodwill at least annually for impairment, or more frequently if facts and circumstances indicate that it is more likely than not impairment has occurred. The Corporation first performs a qualitative assessment by evaluating relevant events or circumstances to determine whether it is more likely than not that the fair value of the Reporting Unit exceeds its carrying amount. If the Corporation is unable to conclude qualitatively that it is more likely than not that the Reporting Unit’s fair value exceeds its carrying value, it will then apply a two-step quantitative assessment.

First, the fair value of the Reporting Unit is compared to its carrying value. If the fair value exceeds the carrying value, goodwill is not impaired and no further testing is performed. The second step is performed if the carrying value exceeds the fair value. The implied fair value of the Reporting Unit’s goodwill must be determined and compared to the carrying value of the goodwill. If the carrying value of the Reporting Unit’s goodwill exceeds its implied fair value, an impairment loss equal to the difference will be recorded. The Corporation’s 2014 and 2013 evaluations of goodwill concluded that it was not impaired.

In determining the fair value of the Reporting Unit, the Corporation relied on the Income Approach and the Market Approach. Under the Income Approach, the fair value of a business unit is based on the discounted cash flows it can be expected to generate over its remaining life. The estimated cash flows are converted to their present value equivalent using an appropriate rate of return. Under the Market Approach, the fair value of the business is based on the Guideline Public Company (“GPC”) methodology using guideline public companies whose stocks are actively traded that were considered similar to the Corporation as of the valuation date. Valuation multiples for the GPCs were determined as of the valuation date and were applied to the Reporting Unit’s operating results to arrive at an estimate of value.

Intangible Assets
Intangible Assets

Intangible assets represent customer relationships recorded at cost in connection with the 2011 Datum Exploration Ltd. acquisition. Intangible assets are amortized over their estimated useful lives of 13 years and recorded in selling, general and administrative expense.

Deferred Loan Issuance Costs	Deferred Loan Issuance Costs Deferred loan issuance costs are amortized over the term of the debt and recorded in interest expense using the effective interest method.
Income Taxes
Income Taxes

Income taxes are accounted for under the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  This method also requires the recognition of future tax benefits for net operating loss (“NOL”) carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date.  The deferred tax asset is reduced by a valuation allowance if, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Corporation's methodology for recording income taxes requires judgment regarding assumptions and the use of estimates, including the valuation of deferred tax assets, which can create a variance between actual results and estimates and could have a material impact on the provision or benefit for income taxes. In certain foreign jurisdictions, the local income tax rate may exceed the U.S. or Canadian statutory rates, and in many of those cases the Corporation receives a foreign tax credit for U.S. or Canadian purposes. In other foreign jurisdictions, the local income tax rate may be less than the U.S. or Canadian statutory rates. In other foreign jurisdictions the Corporation may be subject to a tax on revenues when the amount of tax liability would exceed that computed on net income before tax in the jurisdiction and, in such cases, the tax is treated as an income tax for accounting purposes.

The Corporation is required to file income tax returns in the United States (federal) and in various state and local jurisdictions, as well as in international jurisdictions. Uncertain tax positions and the related interest and penalties are provided for based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. Based on the Corporation’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Corporation’s current financial statements.

Foreign Exchange Gains and Losses
Foreign Exchange Gains and Losses

The Corporation conducts operations outside the United States, which exposes the Corporation to market risks from changes in foreign exchange rates. The Corporation’s reporting currency is the U.S. dollar (“USD”). For foreign subsidiaries and branches using local currency as their functional currency, assets and liabilities are translated at exchange rates in effect at the balance sheet dates. Revenues and expenses of these foreign subsidiaries are translated at average exchange rates for the period. Equity is translated at historical rates, and the resulting cumulative foreign currency translation adjustments resulting from this process are reported as a component of accumulated other comprehensive income (loss), net of income taxes. Therefore, the USD value of these items in the financial statements fluctuates from period to period, depending on the value of the USD against these functional currencies. The foreign subsidiaries and branches using USD as their functional currency are Bolivia, Peru, Malaysia and Singapore.

Exchange gains and losses arising from transactions denominated in a currency other than the functional currency of the entity involved are included in the consolidated statements of operations as foreign exchange gain (losses). For the foreign subsidiaries and branches using USD as their functional currency, any local currency operations are re-measured to USD. The re-measurement of these operations is included in the consolidated statements of operations as foreign exchange gain (loss).

Share-Based Compensation	Share-Based Compensation The Corporation records the grant date fair value of share-based compensation arrangements as compensation cost using a straight-line method over the service period.
Contingencies
Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources, are recorded when it is probable that a liability has been incurred and the amount of the assessment and remediation can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Comprehensive Income
Comprehensive Income

Comprehensive income includes net income (loss) as currently reported and also considers the effect of additional economic events that are not required to be recorded in determining net income but rather reported as a separate component of stockholders’ equity. The Corporation reports foreign currency translation gains and losses as a component of other comprehensive income (loss). Foreign currency translation gains and losses are not presented net of income taxes because the earnings of the foreign subsidiaries are considered permanently invested abroad and therefore not subject to income taxes or the income tax benefit of foreign currency translation losses would be offset by a valuation allowance.

Variable Interest Entities
Variable Interest Entities

The Corporation evaluates its joint venture and other entities in which it has a variable interest (a “VIE”), to determine if it has a controlling financial interest and is required to consolidate the entity as a result. The reporting entity with a controlling financial interest in the VIE will have both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb the losses of the VIE that could potentially be significant to the VIE or the right to receive benefit from the VIE that could potentially be significant to the VIE. See the discussion on the Corporation’s joint venture in Note 12.

Fair Value Measurements
Fair Value Measurements

The Corporation has certain assets and liabilities that are required to be measured and disclosed at fair value in accordance with GAAP. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. When an asset or liability is required to be measured at fair value, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs using a fair value hierarchy as follows:

Level 1: Observable inputs such as quoted prices for identical assets or liabilities in active markets.

Level 2: Observable inputs other than quoted prices that are directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets; quoted prices for similar or identical assets or liabilities in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions. Measurement is based on prices or valuation models requiring inputs that are both significant to the fair value measurement and supported by little or no market activity.

The Corporation’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other current assets, accounts payable and accrued liabilities. Due to their short-term maturities, the carrying amounts of these financial instruments approximate fair value at the respective balance sheet dates. The Corporation's financial instruments also include various issuances of notes payable. As of December 31, 2014 and 2013, the Corporation’s notes payable, with the exception at December 31, 2013 of the notes payable to related parties – Former SAE stockholders discussed below, are recorded at historical cost net of applicable discounts.

GAAP provides a fair value option election that allows companies an irrevocable election to use fair value as the initial and subsequent accounting measurement attribute for certain financial assets and liabilities. Entities are permitted to elect to measure eligible financial assets and liabilities at fair value on an ongoing basis. Changes in the fair value of items for which the fair value option has been elected are reported in earnings. The decision to elect the fair value option is determined on an instrument-by-instrument basis, which must be applied to an entire instrument, and not only specified risks, specific cash flows, or portions of that instrument, and is irrevocable once elected. Assets and liabilities measured at fair value are required to be reported separately from those instruments measured using another accounting method.

At December 31, 2013, notes payable to related parties – Former SAE stockholders were measured at fair value on a recurring basis. After their repayment in July 2014 and as of December 31, 2014, the Corporation does not have financial assets and liabilities measured at fair value on a recurring basis.

The Corporation's non-financial assets include goodwill, property and equipment, and other intangible assets, which are classified as Level 3 assets. These assets are measured at fair value on a nonrecurring basis as part of the Corporation's impairment assessments and as circumstances require.

Reportable Segment
Reportable Segment

The chief operating decision maker regularly reviews financial data by country to assess performance and allocate resources, resulting in the conclusion that each country in which it operates represents a reporting unit. To determine its reportable segments, the Corporation evaluated whether and to what extent the reporting units should be aggregated. The evaluation included consideration of each reporting unit's services, types of customers, methods used to provide its services, and regulatory environment. The Corporation determined that its reporting units sold similar types of seismic data contract services to similar types of major non-U.S. and government owned/controlled oil and gas customers operating in a global market. The Corporation concluded that its seismic data contract services operations comprise one single reportable segment.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

Revenue Recognition

In May 2014, the Financial Accounting Standards Board ("FASB") issued new guidance intended to change the criteria for recognition of revenue. The new guidance establishes a single revenue recognition model for all contracts with customers, eliminates industry specific requirements and expands disclosure requirements. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principal, an entity should apply the following five steps: (1) identify contracts with customers, (2) identify the performance obligations in the contracts, (3) determine the transaction price, (4) allocate the transaction price to the performance obligation in the contract, and (5) recognize revenue as the entity satisfies performance obligations. The amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Corporation is currently evaluating what impact adoption of this guidance would have on its financial position, results of operations, cash flows and disclosures.

Share-Based Compensation

In June 2014, the FASB issued amended guidance on the accounting for certain share-based employee compensation awards. The amended guidance applies to share-based employee compensation awards that include a performance target that affects vesting when the performance target can be achieved after the requisite service period. These targets are to be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award and compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved. The amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Corporation does not expect adoption will have a material impact on its financial position, results of operations, cash flows or disclosures.

Going Concern

In August 2014, the FASB issued guidance on disclosures of uncertainties about an entity's ability to continue as a going concern. The guidance requires management's evaluation of whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued. This assessment must be made in connection with preparing financial statements for each annual and interim reporting period. Management's evaluation should be based on the relevant conditions and events that are known and reasonably knowable at the date the financial statements are issued. If conditions or events raise substantial doubt about the entity's ability to continue as a going concern, but this doubt is alleviated by management's plans, the entity should disclose information that enables the reader to understand what the conditions or events are, management's evaluation of those conditions or events and management's plans that alleviate that substantial doubt. If conditions or events raise substantial doubt and the substantial doubt is not alleviated, the entity must disclose this in the footnotes. The entity must also disclose information that enables the reader to understand what the conditions or events are, management's evaluation of those conditions or events and management's plans that are intended to alleviate that substantial doubt. The amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2016. The Corporation does not expect adoption will have a material impact on its financial position, results of operations, cash flows or disclosures.

Consolidation

In February 2015, the FASB issued amended guidance on the consolidation of legal entities including limited partnerships and limited liability corporations. The guidance modifies the consolidation models to be analyzed in determining whether a reporting entity should consolidate certain types of legal entities. The guidance must be applied using one of two retrospective application methods and will be effective for fiscal years beginning after December 15, 2015 and for interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The Corporation does not expect adoption will have a material impact on its financial position, results of operations, cash flows or disclosures.